Share capital, Authorized (FY) (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2024 Vote	Jul. 31, 2024 Vote	Jul. 31, 2023
Stockholders' Equity [Abstract]
Common stock, shares authorized, unlimited	Unlimited	Unlimited	Unlimited
Common stock converted into voting rights	0.1	0.1
SVS [Member]
Stockholders' Equity [Abstract]
Common stock voting rights per share	10	10
MVS [Member]
Stockholders' Equity [Abstract]
Common stock voting rights per share	10	10